Statements Of Cash Flows (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income for the period	$ 13,576	$ 8,602
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	4,732	4,130
Dry hole costs	772	547
Equity in the results of non-consolidated companies	(343)	28
Exchange variation, monetary and financial charges	445	993
Deferred income taxes	2,260	426
Other	430	725
Working capital adjustments: Decrease (increase) in assets
Increase in accounts receivable, net	(1,381)	(1,334)
Increase in inventories	(3,708)	(346)
Increase (decrease) in advances to suppliers	173	99
Increase(decrease) in liabilities
Increase (decrease) in supliers	1,222	(759)
Increase in contingencies	(64)	446
Decrease in taxes payable, net of recoverable taxes	(261)	(1,512)
Other	538	1,196
Net cash provided by operating activities	18,391	13,241
Cash flows from investing activities
Additions to property, plant and equipment	(19,715)	(19,387)
Marketable securities and other investments activities	797	(2,048)
Net cash used in investing activities	(18,918)	(21,435)
Cash flows from financing activities
Proceeds from issuance and draw-down of short-term and long-term debt	13,390	12,485
Payments of short-term and long-term debt	(5,894)	(4,635)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(3,603)	(2,397)
Net cash provided by (used in) financing activities	3,893	5,453
Increase (decrease) in cash and cash equivalents	3,366	(2,741)
Effect of exchange rate changes on cash and cash equivalents	690	(456)
Cash and cash equivalents at beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	21,689	12,972
Cash paid during the period for:
Interest, net of amount capitalized	2,043	470
Income taxes	654	1,806
Withholding income tax on financial investments	1,192	729
Cash paid during the period for	3,889	3,005
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	3	43
Acquisitition of property, plant and equipment on credit	7	4
Total of non-cash investing and financing transactions during the year	$ 10	$ 47